RESTRICTIONS ON CASH AND CASH EQUIVALENTS (Details) (USD $)	Dec. 31, 2012
RESTRICTIONS ON CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	$ 4,049,000
Insured limit of Federal Deposit Insurance Corporation	$ 250,000